Note 15 - Other Comprehensive Income (Loss) (Details) - Components of Accumulated Other Comprehensive Income (Loss) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other comprehensive income (loss) components:
Income tax expense	¥ 1,896,865	¥ 1,795,305	¥ 2,607,582
Net income	3,396,753	4,683,632	5,317,347
Total amount reclassified	3,322,081	4,442,237	¥ 5,300,654
Reclassification out of Accumulated Other Comprehensive Income [Member]
Other comprehensive income (loss) components:
Total amount reclassified	24,585	66,187
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Other comprehensive income (loss) components:
Unrealized holding gain on securities	35,934	107,655
Income tax expense	(12,900)	(41,232)
Net income	23,034	66,423
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Other comprehensive income (loss) components:
Income tax expense	(862)	133
Net income	1,551	(236)
Defined benefit pension plans	¥ 2,413	¥ (369)